Interest and Finance Costs	12 Months Ended
Dec. 31, 2024
Interest and Finance Costs [Abstract]
Interest and Finance Costs
13.

Interest and Finance Costs
The amounts in the accompanying consolidated statements of income are analyzed as follows:

2024 2023 2022
Interest expense, debt $ 38,385 $ 39,617 $ 21,983
Finance liabilities interest expense 6,353 6,786 2,735
Amortization of debt and finance liabilities issuance costs 2,372 2,620 2,286
Loan and other expenses 358 308 415
Interest expense and finance costs $ 47,468 $ 49,331 $ 27,419